Balance Sheet Details - Schedule Of Accrued Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Accrued Research And Development Costs Current Due To Related Party	$ 3,063	$ 4,069	$ 9,043
Insurance Premium Financing Percentage Agreement [Member] | Director And Officer [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Insurance Premium Financing Payable Percentage		3.40%
Related Party [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accrued Research And Development Costs Current Due To Related Party	$ 39	$ 99	$ 250